Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

April 1, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”) Angel Oak Flexible Income Fund (the “Fund”) File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 14 and Amendment No. 15 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed for the purpose of updating the disclosure about the Fund’s policy regarding the concentration of its assets in an industry or group of industries. The Fund has adopted a fundamental investment restriction to, under normal circumstances, invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials, which policy is expected to become effective on or about May 1, 2016 (the “New Policy”).

Notice of the New Policy was previously communicated to shareholders in a supplement dated March 16, 2016 to the Fund’s summary prospectus, statutory prospectus, and statement of additional information, as well as in a separate proxy statement dated March 1, 2016 and mailed to shareholders prior to their approval of the New Policy at a shareholder meeting on March 16, 2016.

Please note that:

•
the Commission staff last provided a full review of the Trust’s registration statement relating to the Fund’s Class C shares, on which the Amendment is closely based with respect to such class, filed as Post-Effective Amendment No. 9 to the Trust’s Registration Statement on June 5, 2016, and the Trust responded to the staff’s oral comments and suggestions in correspondence filed with Post-Effective Amendment No. 10 to the Trust’s Registration Statement on August 3, 2016;

•
the Commission staff last provided a full review of the Trust’s registration statement relating to the Fund’s Class A and Institutional Class shares, on which the Amendment is closely based with respect to such classes, filed as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on October 27, 2014, which the staff declared effective on October 29, 2014.

Therefore, pursuant to Investment Company Act Release No. IC‑13768, the Trust requests that the Amendment be afforded selective review limited to only (i) the last paragraph of the “Principal Investment Strategies” section of the Fund’s “Summary Section” and (ii) the “Concentration in the Group of Industries Related to Banks and Diversified Financials Risk” risk disclosures in the “Principal Risks” section of the Fund’s “Summary Section.”

Please note that certain details in the registration statement have been left blank pending the completion of the Fund’s financial statements for the fiscal year ended January 31, 2016, which details will be completed in a subsequent amendment prior to the effectiveness of the Amendment. Absent the changes to the above-referenced sections of the registration statement with respect to the New Policy and the completion of the updated financial and performance data, the Trust believes that the Amendment would qualify for immediate effectiveness pursuant to Rule 485(b) under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael D. Barolsky at U.S. Bancorp Fund Services, LLC, the Fund’s administrator, at (414) 765‑5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Stacie Lamb
Stacie Lamb, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust